Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued professional fees	$ 561	$ 354
Accrued employee-related costs	6,068	4,221
Income tax payable	17	1,050
Other	1,851	649
Accrued expenses	$ 8,497	$ 6,274